Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of net loss (income) before tax on income
	Year ended December 31,
	2020	2021	2022

Domestic (Israel)	$9,322	$27,089	$33,100
Foreign	(598)	175	642

Total	$8,724	$27,264	$33,742

Schedule of income tax expense
	Year ended December 31,
	2020	2021	2022
Current:

Israel	$-	$-	$-
Foreign	158	7	20

Total current income tax expense	158	7	20

Deferred:

Domestic (Israel)	-	-	-
Foreign	-	-	-

Total deferred income tax expense	-	-	-

Income tax expense	$158	$7	$20

Schedule of deferred tax assets
	December 31,
	2021	2022

Reserves and allowances	$18	$22
R&D expenses	399	1,018
Intangible assets	31	50
Stock-based compensation	33	94
Lease liability	-	473
Loss carryforward	3,322	3,950

Deferred tax assets before valuation allowance	3,803	5,607
Less - valuation allowance	(3,803)	(5,084)

ROU Asset	-	(523)

Net deferred tax assets	$-	$-